LOANS (Details 3) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Accrued interest receivable	$ 2,200,000	$ 2,027,176		$ 2,302,435
Allowance for Loan Losses:
Individually Evaluated for Impairment	799,000	998,000		712,000
Collectively Evaluated for Impairment	5,121,000	5,014,000		4,729,000
Total	5,920,000	6,012,175	5,616,000	5,440,720	6,047,000	5,842,000
Loans:
Individually Evaluated for Impairment	9,548,000	13,799,000		13,536,000
Collectively Evaluated for Impairment	529,096,000	524,506,000		455,119,000
Total	538,644,000	538,305,272		468,654,972
Commercial
Allowance for Loan Losses:
Collectively Evaluated for Impairment	340,000	339,000		230,000
Total	340,000	339,000	208,000	230,000	150,000	192,000
Loans:
Collectively Evaluated for Impairment	44,658,000	47,185,000		34,654,000
Total	44,658,000	47,184,681		34,653,869
Real estate construction
Allowance for Loan Losses:
Collectively Evaluated for Impairment	438,000	446,000		358,000
Total	438,000	446,000	329,000	358,000	918,000	1,008,000
Loans:
Collectively Evaluated for Impairment	17,208,000	16,938,000		11,177,000
Total	17,208,000	16,938,022		11,176,919
1-4 family residential
Allowance for Loan Losses:
Individually Evaluated for Impairment	52,000	56,000		228,000
Collectively Evaluated for Impairment	1,773,000	1,773,000		1,941,000
Total	1,825,000	1,829,000	2,111,000	2,169,000	1,989,000	2,257,000
Loans:
Individually Evaluated for Impairment	2,085,000	2,098,000		2,873,000
Collectively Evaluated for Impairment	191,224,000	187,360,000		191,515,000
Total	193,309,000	189,458,304		194,387,543
Multi-family residential
Allowance for Loan Losses:
Individually Evaluated for Impairment	95,000	94,000		76,000
Collectively Evaluated for Impairment	404,000	401,000		351,000
Total	499,000	495,000	401,000	427,000	414,000	336,000
Loans:
Individually Evaluated for Impairment	95,000	264,000		274,000
Collectively Evaluated for Impairment	33,886,000	34,151,000		16,146,000
Total	33,981,000	34,415,293		16,420,429
Non-farm & non-residential
Allowance for Loan Losses:
Individually Evaluated for Impairment	258,000	136,000		110,000
Collectively Evaluated for Impairment	772,000	677,000		454,000
Total	1,030,000	813,000	930,000	564,000	628,000	410,000
Loans:
Individually Evaluated for Impairment	2,940,000	2,958,000		2,716,000
Collectively Evaluated for Impairment	163,628,000	158,864,000		124,075,000
Total	166,568,000	161,821,521		126,791,109
Agricultural
Allowance for Loan Losses:
Individually Evaluated for Impairment	394,000	712,000		298,000
Collectively Evaluated for Impairment	329,000	286,000		280,000
Total	723,000	998,000	553,000	578,000	845,000	721,000
Loans:
Individually Evaluated for Impairment	4,428,000	8,479,000		7,673,000
Collectively Evaluated for Impairment	61,865,000	62,866,000		60,329,000
Total	66,293,000	71,344,589		68,002,303
Consumer
Allowance for Loan Losses:
Collectively Evaluated for Impairment	497,000	520,000		548,000
Total	497,000	520,000	550,000	548,000	517,000	524,000
Loans:
Collectively Evaluated for Impairment	16,508,000	16,863,000		17,065,000
Total	16,508,000	16,863,459		17,064,948
Other
Allowance for Loan Losses:
Collectively Evaluated for Impairment	34,000	32,000		51,000
Total	34,000	32,000	11,000	51,000	54,000	50,000
Loans:
Collectively Evaluated for Impairment	119,000	279,000		158,000
Total	119,000	279,403		157,852
Unallocated
Allowance for Loan Losses:
Collectively Evaluated for Impairment	534,000	540,000		516,000
Total	$ 534,000	$ 540,000	$ 523,000	$ 516,000	$ 532,000	$ 344,000